Liquidity	6 Months Ended
Mar. 31, 2025
Liquidity [Abstract]
LIQUIDITY

14. LIQUIDITY

In assessing our liquidity, we monitor and evaluate our cash and bank balances and our operating and capital expenditure commitments. Our liquidity needs are to meet its working capital requirements, operating expenses and capital expenditure obligations.

As of March 31, 2025, our working capital deficits was RMB14,017,887 (US$1,931,715). To sustain us as a going concern, we considered supplementing its sources of funding through i) cash and bank balances generated from both our operating and financing activities; and ii) seeking financing via public offering by the sales of 2,500,000 ordinary shares.

Based on the above considerations, we believe that we had sufficient funds to meet our operating and capital expenditure needs and obligations in the next 12 months. However, there is no assurance that the Company will be successful in implementing the foregoing plans or additional financing will be available to us on commercially reasonable terms. There are a number of factors that could potentially arise that could undermine our plans such as (i) changes in the demand for our SCM services, (ii) government policies, and (iii) economic conditions in China. Our inability to secure needed financing when required may require material changes to our business plan and could have a material impact on our financial conditions and result of operations.